PGIM Jennison Utility Fund
Schedule of Investments as of February 29, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Electric Utilities 51.3%
American Electric Power Co., Inc.	323,053	$27,520,885
Constellation Energy Corp.	1,042,397	175,591,775
Edison International	1,064,169	72,384,775
Enel SpA (Italy)	4,207,797	26,774,437
Entergy Corp.	711,703	72,287,674
Eversource Energy	602,032	35,339,278
Exelon Corp.	1,698,408	60,870,943
FirstEnergy Corp.	1,795,647	65,738,637
NextEra Energy, Inc.	5,065,926	279,588,456
Orsted A/S (Denmark), 144A	446,996	25,032,554
PG&E Corp.	11,358,603	189,575,084
Power Grid Corp. of India Ltd. (India)	7,727,879	26,402,121
PPL Corp.	4,189,450	110,475,796
Southern Co. (The)	2,024,914	136,175,466
SSE PLC (United Kingdom)	1,829,852	37,607,862
Xcel Energy, Inc.	1,293,325	68,145,294
		1,409,511,037
Electrical Components & Equipment 1.0%
NEXTracker, Inc. (Class A Stock)*	505,802	28,446,304
Gas Utilities 0.8%
Chesapeake Utilities Corp.	216,096	22,048,275
Independent Power Producers & Energy Traders 5.3%
RWE AG (Germany)	1,507,799	50,507,289
Vistra Corp.	1,721,351	93,882,483
		144,389,772
Multi-Utilities 29.9%
Ameren Corp.(a)	785,261	55,902,731
CenterPoint Energy, Inc.	4,973,218	136,763,495
Centrica PLC (United Kingdom)	16,079,949	25,584,301
CMS Energy Corp.	2,019,111	115,836,398
Dominion Energy, Inc.	1,480,411	70,808,058
DTE Energy Co.	808,013	87,548,208
Engie SA (France)	1,617,970	25,962,590
NiSource, Inc.	4,193,003	109,269,658

PGIM Jennison Utility Fund
Schedule of Investments as of February 29, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	613,675	$38,293,320
Sempra	2,193,171	154,837,873
		820,806,632
Oil & Gas Storage & Transportation 5.3%
Cheniere Energy, Inc.	510,156	79,176,211
Targa Resources Corp.	691,211	67,904,569
		147,080,780
Renewable Electricity 1.7%
Drax Group PLC (United Kingdom)	7,979,093	46,911,803
Specialized REITs 3.2%
Digital Realty Trust, Inc.	295,844	43,432,858
Equinix, Inc.	50,827	45,176,054
		88,608,912

Total Long-Term Investments (cost $2,066,991,834)		2,707,803,515

Short-Term Investments 1.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)	16,811,061	16,811,061
PGIM Institutional Money Market Fund (7-day effective yield 5.683%) (cost $12,008,715; includes $11,957,453 of cash collateral for securities on loan)(b)(wb)	12,012,435	12,007,631

Total Short-Term Investments (cost $28,819,776)		28,818,692

TOTAL INVESTMENTS 99.6% (cost $2,095,811,610)		2,736,622,207
Other assets in excess of liabilities 0.4%		12,303,476

Net Assets 100.0%		$2,748,925,683

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Jennison Utility Fund
Schedule of Investments as of February 29, 2024 (unaudited) (continued)
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,668,041; cash collateral of $11,957,453 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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